UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2015

MFS® INTERMEDIATE INCOME TRUST

MIN-SEM

Managed Distribution Policy Disclosure

The MFS Intermediate Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® INTERMEDIATE INCOME TRUST

New York Stock Exchange Symbol: MIN

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	59.2%
Non-U.S. Government Bonds	19.2%
Emerging Markets Bonds	6.9%
Asset-Backed Securities	3.6%
Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	1.8%
High Yield Corporates	1.4%
U.S. Government Agencies	1.4%
Municipal Bonds	0.4%
Collateralized Debt Obligations	0.3%
U.S. Treasury Securities	(2.9)%

Composition including fixed income credit quality (a)(i)
AAA	10.0%
AA	13.6%
A	29.7%
BBB	37.8%
BB	0.9%
CC (o)	0.0%
U.S. Government (o)	0.0%
Federal Agencies	4.3%
Not Rated	(2.1)%
Cash & Other	5.8%

Portfolio facts (i)
Average Duration (d)	3.1
Average Effective Maturity (m)	4.0 yrs.

Issuer country weightings (i)(x)
United States	50.3%
United Kingdom	5.6%
France	5.2%
Italy	4.4%
Japan	4.2%
Canada	3.7%
Germany	3.2%
Netherlands	2.9%
Australia	2.7%
Other Countries	17.8%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
James Calmas	Lead and Investment Grade Debt Instruments Portfolio Manager	2002	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

Note to Shareholders: Effective March 31, 2015, Ward Brown and Matthew Ryan are no longer Portfolio Managers of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.5% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.3%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 5.7%
ARI Fleet Lease Trust, “A”, FRN, 0.731%, 3/15/20 (n)	$84,777	$84,761
Babson Ltd., CLO, “A1”, FRN, 0.5%, 1/18/21 (z)	857,214	846,706
Chesapeake Funding LLC, “A”, FRN, 0.923%, 11/07/23 (n)	758,365	758,764
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.677%, 2/07/27 (n)	4,260,000	4,261,478
Commercial Mortgage Acceptance Corp., FRN, 2.193%, 9/15/30 (i)	1,745,805	64,071
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	930,754	994,532
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	2,000,000	2,137,574
CWCapital Cobalt Ltd., “A4”, FRN, 5.958%, 5/15/46	1,228,352	1,318,745
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	1,595,108	1,594,483
Falcon Franchise Loan LLC, FRN, 6.855%, 1/05/23 (i)(z)	843,232	65,603
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	339,000	345,008
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	1,247,000	1,269,031
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.581%, 1/15/20	2,470,000	2,472,376
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.56%, 7/20/19	2,270,000	2,267,966
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	2,010,114	2,009,529
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 4/10/38	360,720	361,814
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	2,080,000	2,077,920
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	1,929,489	2,040,185
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	2,855,448	2,908,934
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 8/24/21 (n)	891,883	887,936
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	2,160,000	2,160,069
Motor PLC, 2014-1A, “A1”, FRN, 0.661%, 8/25/21 (n)	1,038,520	1,039,643
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	2,015,673	2,023,696
Wachovia Bank Commercial Mortgage Trust, 5.418%, 1/15/45	1,543,368	1,564,297

		$35,555,121

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 3.6%
American Honda Finance Corp., FRN, 0.636%, 5/26/16 (n)	$2,000,000	$2,006,852
American Honda Finance Corp., FRN, 0.77%, 10/07/16	790,000	793,640
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,640,000	3,684,029
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	1,970,000	2,026,456
Ford Motor Credit Co. LLC, FRN, 0.783%, 9/08/17	800,000	796,106
Ford Motor Credit Co. LLC, FRN, 1.213%, 1/09/18	1,670,000	1,674,345
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	2,880,000	2,956,127
Hyundai Capital America, 1.875%, 8/09/16 (n)	1,590,000	1,605,445
Nissan Motor Acceptance Corp., FRN, 0.969%, 9/26/16 (n)	2,520,000	2,535,191
Nissan Motor Acceptance Corp., FRN, 0.811%, 3/03/17 (n)	1,340,000	1,343,634
Toyota Motor Credit Corp., 3.2%, 6/17/15	2,740,000	2,750,059

		$22,171,884
Banks & Diversified Financials (Covered Bonds) - 1.1%
Australia & New Zealand Banking Group, FRN, 0.88%, 10/06/15 (n)	$1,150,000	$1,152,385
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	2,640,000	2,661,806
Hypothekenbank Frankfurt AG, 5.125%, 1/21/16	3,140,000	3,217,809

		$7,032,000
Broadcasting - 0.4%
Discovery Communications, Inc., 3.45%, 3/15/25	$1,401,000	$1,374,958
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	910,000	912,585

		$2,287,543
Brokerage & Asset Managers - 0.7%
CME Group, Inc., 3%, 3/15/25	$1,879,000	$1,888,233
Franklin Resources, Inc., 1.375%, 9/15/17	588,000	590,288
NYSE Euronext, 2%, 10/05/17	1,558,000	1,579,831

		$4,058,352
Building - 0.3%
CRH PLC, 8.125%, 7/15/18	$1,160,000	$1,377,307
Owens Corning, Inc., 4.2%, 12/15/22	576,000	597,201

		$1,974,508
Business Services - 0.4%
Cisco Systems, Inc., FRN, 0.541%, 3/03/17	$2,730,000	$2,738,346

Cable TV - 0.9%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$2,925,000	$2,896,528
Time Warner Cable, Inc., 4%, 9/01/21	2,770,000	2,755,698

		$5,652,226

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 0.6%
Dow Chemical Co., 8.55%, 5/15/19	$2,490,000	$3,091,596
LyondellBasell Industries N.V., 5%, 4/15/19	690,000	758,395

		$3,849,991
Computer Software - Systems - 0.4%
Apple, Inc., FRN, 0.503%, 5/03/18	$1,560,000	$1,564,639
Seagate HDD Cayman, 3.75%, 11/15/18	751,000	785,776

		$2,350,415
Conglomerates - 0.3%
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	$1,655,000	$1,682,759

Consumer Products - 0.7%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$672,000	$678,349
Newell Rubbermaid, Inc., 2.875%, 12/01/19	1,530,000	1,561,230
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	2,274,000	2,394,163

		$4,633,742
Consumer Services - 0.5%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$1,154,000	$1,165,567
Priceline Group, Inc., 3.65%, 3/15/25	1,879,000	1,914,778

		$3,080,345
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,400,000	$1,619,786

Electrical Equipment - 0.5%
Amphenol Corp., 1.55%, 9/15/17	$890,000	$892,404
Arrow Electronics, Inc., 3%, 3/01/18	742,000	761,425
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (z)	1,703,000	1,705,704

		$3,359,533
Electronics - 0.3%
Lam Research Corp., 2.75%, 3/15/20	$1,152,000	$1,156,476
Tyco Electronics Group S.A., 2.375%, 12/17/18	623,000	634,914

		$1,791,390
Emerging Market Quasi-Sovereign - 2.3%
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	$1,090,000	$1,184,261
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	228,000	243,504
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	840,000	885,101
Empresa Nacional del Petroleo, 6.25%, 7/08/19	723,000	805,429
Korea Gas Corp., 2.25%, 7/25/17 (n)	1,630,000	1,646,315
Petroleos Mexicanos, 6%, 3/05/20	2,970,000	3,367,980

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petronas Capital Ltd., 7.875%, 5/22/22	$1,089,000	$1,425,092
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)	1,584,000	1,886,702
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	1,466,000	1,446,375
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,330,000	1,323,390

		$14,214,149
Emerging Market Sovereign - 1.0%
Republic of Poland, 5%, 3/23/22	$772,000	$880,659
Republic of Slovakia, 4.375%, 5/21/22 (n)	2,960,000	3,327,336
United Mexican States, 3.625%, 3/15/22	1,754,000	1,811,005

		$6,019,000
Energy - Independent - 0.9%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,700,000	$1,889,071
Anadarko Petroleum Corp., 3.45%, 7/15/24	2,400,000	2,435,890
Hess Corp., 8.125%, 2/15/19	1,230,000	1,471,832

		$5,796,793
Energy - Integrated - 2.0%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,320,000	$2,379,248
BP Capital Markets PLC, 4.5%, 10/01/20	853,000	952,566
BP Capital Markets PLC, 4.742%, 3/11/21	1,810,000	2,033,435
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	1,619,000	1,524,289
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	2,192,000	1,950,880
Petro-Canada, 6.05%, 5/15/18	904,000	1,018,890
Total Capital International S.A., 1.5%, 2/17/17	1,000,000	1,012,135
Total Capital S.A., 3%, 6/24/15	1,860,000	1,866,763

		$12,738,206
Financial Institutions - 0.8%
General Electric Capital Corp., 6%, 8/07/19	$1,180,000	$1,379,335
General Electric Capital Corp., 3.1%, 1/09/23	1,102,000	1,141,201
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	1,970,000	2,016,752
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	466,000	469,546

		$5,006,834
Food & Beverages - 2.2%
Diageo Capital PLC, 1.5%, 5/11/17	$1,530,000	$1,544,070
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	290,000	310,300
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	2,850,000	2,840,886
Kraft Foods Group, Inc., 6.125%, 8/23/18	2,380,000	2,695,291
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	611,000	674,740
Tyson Foods, Inc., 4.5%, 6/15/22	1,447,000	1,576,873

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Want Want China Finance Co., 1.875%, 5/14/18 (n)	$1,430,000	$1,415,147
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	613,000	626,244
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	1,876,000	1,960,499

		$13,644,050
Food & Drug Stores - 0.4%
CVS Health Corp., 3.25%, 5/18/15	$1,096,000	$1,097,595
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	1,522,000	1,555,178

		$2,652,773
Gaming & Lodging - 0.8%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$1,686,000	$1,722,885
Wyndham Worldwide Corp., 5.625%, 3/01/21	2,890,000	3,226,486

		$4,949,371
Industrial - 0.6%
Johns Hopkins University, 5.25%, 7/01/19	$544,000	$612,200
Princeton University, 4.95%, 3/01/19	2,860,000	3,226,543

		$3,838,743
Insurance - 2.5%
AIA Group Ltd., 3.2%, 3/11/25 (n)	$1,924,000	$1,973,605
American International Group, Inc., 5.85%, 1/16/18	395,000	440,091
American International Group, Inc., 3.375%, 8/15/20	1,750,000	1,842,717
Lincoln National Corp., 4.3%, 6/15/15	1,360,000	1,365,628
MetLife, Inc., 1.756%, 12/15/17	575,000	582,269
Metropolitan Life Global Funding I, 2%, 4/14/20 (z)	1,600,000	1,593,066
Principal Financial Group, Inc., 8.875%, 5/15/19	2,230,000	2,788,664
Unum Group, 4%, 3/15/24	2,863,000	2,980,944
UnumProvident Corp., 6.85%, 11/15/15 (n)	890,000	917,311
Voya Financial, Inc., 2.9%, 2/15/18	1,141,000	1,175,036

		$15,659,331
Insurance - Health - 0.2%
Wellpoint, Inc., 1.25%, 9/10/15	$1,220,000	$1,222,505

Insurance - Property & Casualty - 1.7%
ACE Ltd., 2.6%, 11/23/15	$2,000,000	$2,020,650
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	1,610,000	1,839,053
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)	2,197,000	2,417,882
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	1,260,000	1,273,668
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	3,000,000	3,180,000

		$10,731,253

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Quasi-Sovereign - 1.8%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)		$1,746,000	$1,758,138
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)		3,280,000	3,351,511
Electricite de France, 2.15%, 1/22/19 (n)		1,784,000	1,803,572
Statoil A.S.A., 1.8%, 11/23/16		1,420,000	1,441,431
Statoil A.S.A., FRN, 0.547%, 5/15/18		2,887,000	2,877,493

			$11,232,145
International Market Sovereign - 16.7%
Bundesrepub. Deutschland, 1.75%, 2/15/24	EUR	4,050,000	$5,129,127
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	2,969,000	4,343,505
Commonwealth of Australia, 5.75%, 5/15/21	AUD	3,836,000	3,628,021
Federal Republic of Germany, 3.25%, 7/04/21	EUR	1,200,000	1,610,450
Government of Canada, 4.25%, 6/01/18	CAD	505,000	463,537
Government of Canada, 3.25%, 6/01/21	CAD	1,579,000	1,472,743
Government of Canada, 2.5%, 6/01/24	CAD	2,343,000	2,104,835
Government of Japan, 1.1%, 6/20/20	JPY	800,000,000	7,046,740
Government of Japan, 0.8%, 6/20/23	JPY	340,000,000	2,981,276
Government of Japan, 2.1%, 9/20/24	JPY	220,000,000	2,149,441
Government of New Zealand, 5%, 3/15/19	NZD	3,361,000	2,738,978
Government of New Zealand, 5.5%, 4/15/23	NZD	400,000	351,510
Government of Norway, 3.75%, 5/25/21	NOK	6,400,000	971,479
Government of Norway, 3%, 3/14/24	NOK	7,844,000	1,168,855
Kingdom of Belgium, 4.25%, 9/28/21	EUR	404,000	569,777
Kingdom of Belgium, 2.6%, 6/22/24	EUR	2,845,000	3,777,506
Kingdom of Denmark, 3%, 11/15/21	DKK	7,073,000	1,261,085
Kingdom of Denmark, 1.5%, 11/15/23	DKK	4,198,000	694,923
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,925,000	2,832,649
Kingdom of Spain, 5.5%, 7/30/17	EUR	711,000	894,148
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,110,000	5,406,491
Kingdom of Sweden, 5%, 12/01/20	SEK	6,500,000	992,745
Kingdom of Sweden, 3.5%, 6/01/22	SEK	4,235,000	623,855
Kingdom of the Netherlands, 4%, 7/15/16	EUR	2,000,000	2,358,838
Kingdom of the Netherlands, 2%, 7/15/24	EUR	1,251,000	1,604,822
Republic of Austria, 1.75%, 10/20/23	EUR	210,000	262,222
Republic of France, 2.5%, 10/25/20	EUR	1,500,000	1,899,872
Republic of France, 5%, 10/25/16	EUR	9,214,000	11,135,458
Republic of Iceland, 4.875%, 6/16/16 (n)		$2,179,000	2,261,904
Republic of Iceland, 5.875%, 5/11/22 (n)		336,000	389,319
Republic of Italy, 5.25%, 8/01/17	EUR	11,388,000	14,228,111
Republic of Italy, 3.75%, 3/01/21	EUR	2,600,000	3,398,397
United Kingdom Treasury, 8%, 6/07/21	GBP	2,500,000	5,310,358
United Kingdom Treasury, 2.25%, 9/07/23	GBP	4,750,000	7,565,107

			$103,628,084

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Internet - 0.5%
Baidu, Inc., 3.25%, 8/06/18	$1,709,000	$1,770,832
Baidu, Inc., 2.75%, 6/09/19	1,510,000	1,525,799

		$3,296,631
Local Authorities - 0.5%
Province of Ontario, 4.75%, 1/19/16	$3,000,000	$3,090,900

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$510,000	$553,855

Major Banks - 11.3%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$1,997,000	$2,093,860
ABN AMRO Bank N.V., FRN, 0.673%, 6/06/16 (n)	2,090,000	2,087,939
Bank of America Corp., 1.5%, 10/09/15	1,780,000	1,785,614
Bank of America Corp., 6.5%, 8/01/16	1,420,000	1,509,727
Bank of America Corp., 6.875%, 4/25/18	1,000,000	1,140,492
Bank of America Corp., 4.125%, 1/22/24	2,876,000	3,039,587
Bank of America Corp., FRN, 0.55%, 6/15/16	2,200,000	2,192,117
Barclays Bank PLC, 2.5%, 2/20/19	3,080,000	3,139,010
BNP Paribas, 2.7%, 8/20/18	1,200,000	1,235,759
BNP Paribas, FRN, 0.75%, 3/17/17	2,660,000	2,663,793
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	2,560,000	2,869,548
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	2,480,000	2,831,676
Credit Suisse New York, 1.75%, 1/29/18	1,440,000	1,443,293
DBS Bank Ltd., 2.35%, 2/28/17 (n)	1,830,000	1,861,740
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	2,220,000	2,296,015
Goldman Sachs Group, Inc., 5.75%, 1/24/22	3,044,000	3,532,589
Goldman Sachs Group, Inc., FRN, 1.454%, 4/30/18	1,240,000	1,258,218
Goldman Sachs Group, Inc., FRN, 1.297%, 10/23/19	140,000	141,143
Huntington National Bank, FRN, 0.702%, 4/24/17	2,460,000	2,456,645
ING Bank N.V., 1.8%, 3/16/18 (n)	660,000	663,422
ING Bank N.V., 5.8%, 9/25/23 (n)	2,912,000	3,276,579
JPMorgan Chase & Co., 2.2%, 10/22/19	2,090,000	2,089,755
JPMorgan Chase & Co., 4.625%, 5/10/21	2,890,000	3,202,432
Morgan Stanley, 6.625%, 4/01/18	1,532,000	1,735,474
Morgan Stanley, 5.625%, 9/23/19	640,000	724,726
Morgan Stanley, 3.7%, 10/23/24	1,816,000	1,857,421
Morgan Stanley, FRN, 1.511%, 2/25/16	1,900,000	1,912,669
Morgan Stanley, FRN, 1.017%, 7/23/19	1,070,000	1,068,566
Nordea Bank AB, FRN, 0.718%, 5/13/16 (n)	1,492,000	1,496,258
PNC Bank N.A., 1.5%, 10/18/17	1,600,000	1,612,026
Royal Bank of Canada, FRN, 0.723%, 9/09/16	3,000,000	3,009,990
Royal Bank of Scotland PLC, 2.55%, 9/18/15	996,000	1,001,797

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Sumitomo Mitsui Banking Corp., FRN, 0.595%, 7/11/17	$1,720,000	$1,713,896
Wells Fargo & Co., FRN, 0.523%, 9/08/17	3,110,000	3,100,474
Westpac Banking Corp., 2%, 8/14/17	2,320,000	2,358,470

		$70,402,720
Medical & Health Technology & Services - 1.4%
Becton, Dickinson and Co., 1.8%, 12/15/17	$1,870,000	$1,886,555
Covidien International Finance S.A., 1.35%, 5/29/15	2,000,000	2,001,500
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	1,250,000	1,260,115
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	3,650,000	3,705,513

		$8,853,683
Metals & Mining - 1.7%
Barrick Gold Corp., 4.1%, 5/01/23	$2,731,000	$2,695,139
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	1,090,000	1,087,029
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	1,740,000	1,719,616
Glencore Funding LLC, 2.125%, 4/16/18 (z)	1,270,000	1,268,595
Glencore Funding LLC, FRN, 1.42%, 5/27/16 (n)	2,300,000	2,307,240
Kinross Gold Corp., 5.95%, 3/15/24	1,897,000	1,767,408

		$10,845,027
Midstream - 3.2%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$2,246,000	$2,264,462
Energy Transfer Partners LP, 4.05%, 3/15/25	2,807,000	2,807,811
Enterprise Products Operating LP, 3.7%, 6/01/15	2,930,000	2,935,963
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	1,854,000	1,870,814
ONEOK Partners LP, 3.2%, 9/15/18	1,510,000	1,547,190
Plains All American Pipeline LP, 3.6%, 11/01/24	1,609,000	1,612,075
Spectra Energy Capital LLC, 8%, 10/01/19	1,299,000	1,568,536
Sunoco Logistics Partners LP, 4.25%, 4/01/24	774,000	794,267
TransCanada PipeLines Ltd., 3.4%, 6/01/15	1,957,000	1,960,785
TransCanada PipeLines Ltd., 1.875%, 1/12/18	940,000	948,898
TransCanada PipeLines Ltd., FRN, 0.953%, 6/30/16	790,000	792,255
Williams Cos., Inc., 3.7%, 1/15/23	807,000	763,055

		$19,866,111
Mortgage-Backed - 2.9%
Fannie Mae, 5.432%, 2/01/16	$1,727,985	$1,761,152
Fannie Mae, 6%, 11/01/16	58,418	59,790
Fannie Mae, 5.395%, 12/01/16	1,210,475	1,281,319
Fannie Mae, 1.114%, 2/25/17	2,251,159	2,262,312
Fannie Mae, 5.5%, 9/01/17 - 4/01/25	886,924	969,632
Fannie Mae, 4.5%, 3/01/19	1,019,465	1,068,115
Fannie Mae, 5%, 5/01/19 - 12/01/20	217,178	231,038

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 6.5%, 11/01/31	$1,282,041	$1,528,619
Fannie Mae, FRN, 0.494%, 12/25/17	1,315,606	1,316,750
Freddie Mac, 6%, 8/01/17 - 8/01/34	180,734	191,067
Freddie Mac, 5.5%, 9/01/17 - 6/01/20	961,071	1,031,557
Freddie Mac, 3.882%, 11/25/17	1,423,992	1,510,122
Freddie Mac, 5%, 6/01/19	597,507	631,003
Freddie Mac, 4.224%, 3/25/20	2,249,154	2,485,515
Ginnie Mae, 6%, 6/15/33	636,772	741,381
Ginnie Mae, 6%, 10/15/36 (f)	372,751	432,993
Ginnie Mae, 6.357%, 4/20/58	590,585	618,882

		$18,121,247
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$1,850,000	$1,888,665
University of California Limited Project Rev., “I”, 5%, 5/15/25	260,000	322,540

		$2,211,205
Network & Telecom - 2.0%
AT&T, Inc., FRN, 1.17%, 11/27/18	$2,940,000	$2,978,052
British Telecommunications PLC, 2.35%, 2/14/19	1,330,000	1,351,555
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	659,000	698,156
Verizon Communications, Inc., 1.35%, 6/09/17	1,130,000	1,129,345
Verizon Communications, Inc., 6.1%, 4/15/18	1,300,000	1,464,233
Verizon Communications, Inc., 5.15%, 9/15/23	3,027,000	3,416,433
Verizon Communications, Inc., FRN, 1.04%, 6/17/19	1,250,000	1,258,511

		$12,296,285
Oil Services - 0.3%
Noble Corp., 3.45%, 8/01/15	$1,030,000	$1,033,780
Transocean, Inc., 3%, 10/15/17	962,000	928,330

		$1,962,110
Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$1,003,000	$1,020,879

Other Banks & Diversified Financials - 8.4%
American Express Credit Corp., FRN, 1.367%, 6/12/15	$3,970,000	$3,975,010
Banco de Credito e Inversiones, 3%, 9/13/17 (n)	200,000	205,442
Banco Santander Chile, FRN, 1.175%, 4/11/17 (n)	3,410,000	3,399,934
Bancolombia S.A., 5.125%, 9/11/22	142,000	144,911
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.873%, 9/09/16 (n)	2,870,000	2,876,446
Banque Federative du Credit Mutuel, FRN, 1.129%, 10/28/16 (n)	2,490,000	2,507,007

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Banque Federative du Credit Mutuel, FRN, 1.125%, 1/20/17 (n)	$960,000	$966,599
Capital One Bank (USA) N.A., FRN, 0.935%, 2/05/18	2,650,000	2,655,753
Capital One Financial Corp., FRN, 0.895%, 11/06/15	1,160,000	1,161,980
Citigroup, Inc., 8.5%, 5/22/19	1,960,000	2,425,083
Citigroup, Inc., 3.75%, 6/16/24	2,270,000	2,345,103
Fifth Third Bancorp, 1.35%, 6/01/17	2,570,000	2,574,125
Fifth Third Bancorp, 2.3%, 3/01/19	795,000	802,897
First Republic Bank, 2.375%, 6/17/19	578,000	583,608
Groupe BPCE S.A., 12.5% to 2019, FRN to 8/29/49 (n)	2,556,000	3,455,405
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	880,000	888,839
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	1,752,000	1,831,271
Lloyds Bank PLC, 2.3%, 11/27/18	780,000	793,830
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	2,080,000	2,426,672
Macquarie Bank Ltd., 5%, 2/22/17 (n)	918,000	977,312
Macquarie Group Ltd., 6%, 1/14/20 (n)	1,971,000	2,247,425
National Bank of Canada, 1.5%, 6/26/15	1,760,000	1,763,177
Rabobank Nederland N.V., 3.375%, 1/19/17	1,757,000	1,826,827
Svenska Handelsbanken AB, FRN, 0.714%, 3/21/16	1,250,000	1,254,274
Svenska Handelsbanken AB, FRN, 0.734%, 9/23/16	2,940,000	2,952,025
Swedbank AB, 2.125%, 9/29/17 (n)	3,568,000	3,618,830
UBS AG, FRN, 0.637%, 8/14/17	1,470,000	1,466,009

		$52,125,794
Pharmaceuticals - 1.8%
Actavis Funding SCS, 3%, 3/12/20	$3,625,000	$3,686,734
Actavis Funding SCS, 3.45%, 3/15/22	3,000,000	3,048,216
EMD Finance LLC, 1.7%, 3/19/18 (n)	2,500,000	2,513,728
Hospira, Inc., 6.05%, 3/30/17	1,060,000	1,149,850
Mylan, Inc., 1.8%, 6/24/16	770,000	774,689

		$11,173,217
Pollution Control - 0.5%
Republic Services, Inc., 5.25%, 11/15/21	$2,620,000	$2,989,991

Real Estate - Healthcare - 0.3%
Health Care REIT, Inc., 2.25%, 3/15/18	$828,000	$838,945
Ventas Realty LP, REIT, 1.55%, 9/26/16	1,000,000	1,006,014

		$1,844,959
Real Estate - Office - 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/18	$1,476,000	$1,569,081
Vornado Realty LP, REIT, 2.5%, 6/30/19	1,169,000	1,181,996

		$2,751,077

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Retail - 0.3%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$690,000	$815,401
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	770,000	774,837

		$1,590,238
Retailers - 0.2%
Dollar General Corp., 1.875%, 4/15/18	$275,000	$273,212
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	1,119,000	1,127,142

		$1,400,354
Specialty Chemicals - 0.3%
Airgas, Inc., 2.95%, 6/15/16	$1,900,000	$1,938,209

Supermarkets - 0.3%
Kroger Co., 3.85%, 8/01/23	$1,489,000	$1,578,212

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (z)	$1,900,000	$1,893,407
Corporacion Andina de Fomento, 4.375%, 6/15/22	2,950,000	3,237,961

		$5,131,368
Telecommunications - Wireless - 1.5%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,007,000	$1,023,042
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	1,540,000	1,537,494
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	2,934,000	3,342,433
Rogers Communications, Inc., 6.8%, 8/15/18	1,490,000	1,723,788
SBA Tower Trust, 2.898%, 10/15/19 (n)	1,920,000	1,937,816

		$9,564,573
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$1,200,000	$1,305,013

Tobacco - 0.5%
Lorillard Tobacco Co., 8.125%, 6/23/19	$1,316,000	$1,607,081
Lorillard Tobacco Co., 6.875%, 5/01/20	1,340,000	1,584,198

		$3,191,279
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$1,247,000	$1,280,875

U.S. Government Agencies and Equivalents - 1.4%
Aid-Egypt, 4.45%, 9/15/15	$3,963,000	$4,022,956
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	520,000	532,193

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.35%, 4/01/21	$314,439	$342,757
Small Business Administration, 6.34%, 5/01/21	246,885	269,047
Small Business Administration, 6.44%, 6/01/21	248,329	272,846
Small Business Administration, 6.625%, 7/01/21	287,868	316,294
Small Business Administration, 5.34%, 11/01/21	772,849	829,609
Small Business Administration, 4.93%, 1/01/24	497,841	539,063
Small Business Administration, 5.36%, 11/01/25	761,060	834,628
Small Business Administration, 5.39%, 12/01/25	519,898	576,259

		$8,535,652
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 8/15/15	$30,000	$30,916

Utilities - Electric Power - 4.1%
Dominion Resources, Inc., 1.95%, 8/15/16	$2,660,000	$2,690,359
E.ON International Finance B.V., 5.8%, 4/30/18 (n)	3,000,000	3,339,888
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	710,000	741,902
Enel Finance International S.A., 6.25%, 9/15/17 (n)	2,240,000	2,478,804
Exelon Generation Co. LLC, 5.2%, 10/01/19	1,340,000	1,492,221
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,040,000	1,090,072
NextEra Energy Capital Co., 1.2%, 6/01/15	245,000	245,099
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	3,080,000	3,087,943
Oncor Electric Delivery Co., 4.1%, 6/01/22	2,206,000	2,400,748
PG&E Corp., 2.4%, 3/01/19	1,448,000	1,462,872
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	2,800,000	2,871,949
Southern Co., 2.45%, 9/01/18	2,280,000	2,342,898
Transelec S.A., 4.625%, 7/26/23 (n)	927,000	995,729
Transelec S.A., 4.25%, 1/14/25 (n)	228,000	236,149

		$25,476,633
Total Bonds (Identified Cost, $591,297,550)		$599,600,191

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	20,367,935	$20,367,935
Total Investments (Identified Cost, $611,665,485)		$619,968,126

Other Assets, Less Liabilities - 0.4%		2,474,408
Net Assets - 100.0%		$622,442,534

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $163,716,207 representing 26.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.5%, 1/18/21	6/24/14	$850,659	$846,706
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20	4/30/15	1,893,407	1,893,407
Falcon Franchise Loan LLC, FRN, 6.855%, 1/05/23	1/18/02	26,881	65,603
Glencore Funding LLC, 2.125%, 4/16/18	4/08/15	1,269,135	1,268,595
Metropolitan Life Global Funding I, 2%, 4/14/20	4/07/15	1,593,038	1,593,066
Molex Electronic Technologies LLC, 2.878%, 4/15/20	4/01/15	1,703,000	1,705,704
Total Restricted Securities			$7,373,081
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	SEK	Deutsche Bank AG	9,832,779	7/10/15	$1,138,172	$1,181,452	$43,280

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	4,469,012	7/10/15	$3,401,267	$3,523,588	$(122,321)
SELL	CAD	Merrill Lynch International	4,854,367	7/10/15	3,874,907	4,019,670	(144,763)
SELL	DKK	JPMorgan Chase Bank N.A.	12,586,390	7/10/15	1,832,640	1,897,020	(64,380)
SELL	EUR	Deutsche Bank AG	25,763,793	6/17/15-7/10/15	27,112,136	28,945,454	(1,833,318)
SELL	EUR	JPMorgan Chase Bank N.A.	26,648,907	7/10/15	28,881,606	29,948,677	(1,067,071)
SELL	GBP	Barclays Bank PLC	4,702,739	7/10/15	6,994,454	7,215,403	(220,949)
SELL	GBP	Merrill Lynch International	4,702,739	7/10/15	6,994,618	7,215,403	(220,785)
SELL	JPY	Deutsche Bank AG	1,396,213,134	7/10/15	11,614,880	11,702,576	(87,696)
SELL	NOK	Goldman Sachs International	16,602,437	7/10/15	2,057,252	2,200,852	(143,600)
SELL	NZD	Westpac Banking Corp.	4,041,526	7/10/15	3,030,760	3,064,860	(34,100)
SELL	SEK	Credit Suisse Group	3,494,153	7/10/15	404,899	419,838	(14,939)
SELL	SEK	Deutsche Bank AG	5,915,978	7/10/15	685,577	710,831	(25,254)
SELL	SEK	Goldman Sachs International	12,072,624	7/10/15	1,398,557	1,450,579	(52,022)

							$(4,031,198)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 4/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	150	$18,019,922	June - 2015	$(102,478)

At April 30, 2015, the fund had cash collateral of $2,010,000 and other liquid securities with an aggregate value of $172,503 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $591,297,550)	$599,600,191
Underlying affiliated funds, at cost and value	20,367,935
Total investments, at value (identified cost, $611,665,485)	$619,968,126
Restricted cash	2,010,000
Receivables for
Forward foreign currency exchange contracts	43,280
Daily variation margin on open futures contracts	15,234
Investments sold	1,736,164
Interest	4,918,347
Other assets	79,552
Total assets	$628,770,703
Liabilities
Payables for
Distributions	$184,371
Forward foreign currency exchange contracts	4,031,198
Investments purchased	1,893,407
Payable to affiliates
Investment adviser	17,685
Transfer agent and dividend disbursing costs	4,138
Payable for independent Trustees’ compensation	52,162
Accrued expenses and other liabilities	145,208
Total liabilities	$6,328,169
Net assets	$622,442,534
Net assets consist of
Paid-in capital	$651,316,829
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,186,701
Accumulated net realized gain (loss) on investments and foreign currency	(10,556,042)
Accumulated distributions in excess of net investment income	(22,504,954)
Net assets	$622,442,534
Shares of beneficial interest outstanding	117,925,635
Net asset value per share (net assets of $622,442,534 / 117,925,635 shares of beneficial interest outstanding)	$5.28

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$9,271,474
Dividends from underlying affiliated funds	6,794
Foreign taxes withheld	(279)
Total investment income	$9,277,989
Expenses
Management fee	$1,579,900
Transfer agent and dividend disbursing costs	59,641
Administrative services fee	55,712
Independent Trustees’ compensation	55,045
Stock exchange fee	52,510
Custodian fee	39,892
Shareholder communications	127,265
Audit and tax fees	38,544
Legal fees	5,647
Miscellaneous	14,607
Total expenses	$2,028,763
Fees paid indirectly	(95)
Net expenses	$2,028,668
Net investment income	$7,249,321
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$2,302,325
Futures contracts	(659,594)
Foreign currency	13,755,365
Net realized gain (loss) on investments and foreign currency	$15,398,096
Change in unrealized appreciation (depreciation)
Investments	$(9,419,331)
Futures contracts	62,717
Translation of assets and liabilities in foreign currencies	(5,780,839)
Net unrealized gain (loss) on investments and foreign currency translation	$(15,137,453)
Net realized and unrealized gain (loss) on investments and foreign currency	$260,643
Change in net assets from operations	$7,509,964

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/15 (unaudited)	Year ended 10/31/14
From operations
Net investment income	$7,249,321	$17,595,633
Net realized gain (loss) on investments and foreign currency	15,398,096	8,052,696
Net unrealized gain (loss) on investments and foreign currency translation	(15,137,453)	(6,449,139)
Change in net assets from operations	$7,509,964	$19,199,190
Distributions declared to shareholders
From net investment income	$(7,249,321)	$(24,901,357)
From tax return of capital	—	(31,517,817)
From other sources	(19,760,371)	—
Total distributions declared to shareholders	$(27,009,692)	$(56,419,174)
Total change in net assets	$(19,499,728)	$(37,219,984)
Net assets
At beginning of period	641,942,262	679,162,246
At end of period (including accumulated distributions in excess of net investment income of $22,504,954 and $2,744,583, respectively)	$622,442,534	$641,942,262

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
			2014	2013	2012	2011	2010

Net asset value, beginning of period	$5.44		$5.76	$6.25	$6.37	$6.82	$6.87
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.15	$0.18	$0.21	$0.22	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.01	(0.16)	0.20	(0.11)	0.27
Total from investment operations	$0.07		$0.16	$0.02	$0.41	$0.11	$0.53
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.21)	$(0.18)	$(0.30)	$(0.26)	$(0.39)
From tax return of capital	—		(0.27)	(0.33)	(0.23)	(0.30)	(0.19)
From other sources	(0.17)		—	—	—	—	—
Total distributions declared to shareholders	$(0.23)		$(0.48)	$(0.51)	$(0.53)	$(0.56)	$(0.58)
Net asset value, end of period (x)	$5.28		$5.44	$5.76	$6.25	$6.37	$6.82
Market value, end of period	$4.86		$5.05	$5.28	$6.53	$6.29	$6.95
Total return at market value (%)	0.81	(n)	4.78	(11.67)	13.01	(1.19)	13.97
Total return at net asset value (%) (j)(r)(s)(x)	1.67	(n)	3.47	0.67	6.80	1.97	8.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.65	0.68	0.71	0.71	0.74
Expenses after expense reductions (f)	N/A		0.65	0.68	0.71	0.71	0.74
Net investment income	2.31	(a)	2.66	2.99	3.30	3.45	3.76
Portfolio turnover	17	(n)	25	30	29	16	30
Net assets at end of period (000 omitted)	$622,443		$641,942	$679,162	$735,110	$745,539	$797,079

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$8,566,568	$—	$8,566,568
Non-U.S. Sovereign Debt	—	140,224,746	—	140,224,746
Municipal Bonds	—	2,211,205	—	2,211,205
U.S. Corporate Bonds	—	229,407,402	—	229,407,402
Residential Mortgage-Backed Securities	—	18,121,247	—	18,121,247
Commercial Mortgage-Backed Securities	—	11,455,755	—	11,455,755
Asset-Backed Securities (including CDOs)	—	24,099,366	—	24,099,366
Foreign Bonds	—	165,513,902	—	165,513,902
Mutual Funds	20,367,935	—	—	20,367,935
Total Investments	$20,367,935	$599,600,191	$—	$619,968,126

Other Financial Instruments
Futures Contracts	$(102,478)	$—	$—	$(102,478)
Forward Foreign Currency Exchange Contracts	—	(3,987,918)	—	(3,987,918)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(102,478)
Foreign Exchange	Forward Foreign Currency Exchange	43,280	(4,031,198)
Total		$43,280	$(4,133,676)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(659,594)	$—
Foreign Exchange	—	13,883,980
Total	$(659,594)	$13,883,980

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$62,717	$—
Foreign Exchange	—	(5,794,398)
Total	$62,717	$(5,794,398)

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

For the six months ended April 30, 2015, the amount of distributions estimated to be a tax return of capital was approximately $9,953,348. The final tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/14
Ordinary income (including any short-term capital gains) (a)	$24,901,357
Tax return of capital (b)	31,517,817
Total distributions	$56,419,174

(a)	Included in the fund’s distributions from ordinary income for the year ended October 31, 2014 is $679,951, in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

Notes to Financial Statements (unaudited) – continued

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$616,170,707
Gross appreciation	18,713,939
Gross depreciation	(14,916,520)
Net unrealized appreciation (depreciation)	$3,797,419

As of 10/31/14
Capital loss carryforwards	(21,734,123)
Other temporary differences	(1,003,018)
Net unrealized appreciation (depreciation)	13,362,574

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/15	$(4,950,649)
10/31/16	(16,783,474)
Total	$(21,734,123)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2015. For the six months ended April 30, 2015, the fund’s average daily net assets and gross income did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.50% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2015, these fees paid to MFSC amounted to $15,921.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0178% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $761 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $37,135 at April 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015, the fee paid by the fund under this agreement was $1,187 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$3,492,363
Investments (non-U.S. Government securities)	$101,565,687	$116,660,786

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2015 and the year ended October 31,2014, there were no transactions in fund shares.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2015, the fund’s commitment fee and interest expense were $1,141 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,955,378	100,990,499	(89,577,942)	20,367,935

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,794	$20,367,935

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Intermediate Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2015, and the related statements of operations and changes in net assets, and the financial highlights for the six-month period ended April 30, 2015. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2014, and the financial highlights for each of the five years in the period ended October 31, 2014, and in our report dated December 16, 2014, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 16, 2015

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MIN

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Intermediate Income Trust (the “Fund”) is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

As of March 31, 2015, Matthew W. Ryan and Ward Brown were no longer managers of the fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
James J. Calmas	Lead and Investment Grade Debt Instruments Portfolio Manager	2002	Investment Officer of MFS; employed in the investment area of MFS since 1988.

Erik S. Weisman	Sovereign Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 2002.

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2014, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2014, the following benchmarks were used to measure the following portfolio manager’s performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Intermediate Income Trust	James J. Calmas	Barclays Intermediate U.S. Government Bond Index JPMorgan Global Government Bond Index ex U.S. Hedged

	Erik S. Weisman	JPMorgan Global Government Bond Index ex U.S.

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended October 31, 2014. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
James J. Calmas	N

Erik S. Weisman	N

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate. The number and assets of these accounts were as follows as of October 31, 2014:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James J. Calmas	8	$4.4 billion	2	$971.1 million	0	N/A
Erik S. Weisman	11	$6.6 billion	3	$3.4 billion	1	$97.2 million

*	Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/14-11/30/14	0	N/A	0	11,792,563
12/01/14-12/31/14	0	N/A	0	11,792,563
1/01/15-1/31/15	0	N/A	0	11,792,563
2/01/15-2/28/15	0	N/A	0	11,792,563
3/01/15-3/31/15	0	N/A	0	11,792,563
4/01/15-4/30/15	0	N/A	0	11,792,563
Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2015 plan year is 11,792,563.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2015

*	Print name and title of each signing officer under his or her signature.